Schedule of Investments (unaudited) March 31, 2022	BlackRock Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

CoreAlpha Bond Fund of Master Investment Portfolio	$1,245,996,615

Total Investments — 100.0% (Cost: $1,306,065,612)	1,245,996,615

Liabilities in Excess of Other Assets — (0.0)%	(346,797)

Net Assets — 100.0%	$1,245,649,818

BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2022, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,245,996,615 and 91.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$3,107	$3,077,968
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 07/15/30(a)	5,460	5,276,364
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	1,342	1,314,162
Series 2021-N2, Class C, 1.07%, 03/10/28	3,686	3,590,000
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 0.96%, 02/26/35(b)	120	116,501
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 0.45%, 04/25/24(b)	420	420,290
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(b)	21	21,070
Consumer Loan Underlying Bond Certificate Issuer Trust I, Series 2019-HP1, Class A, 2.59%, 12/15/26(a)	163	162,622
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 1.21%, 03/25/34(b)	6	5,820
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 09/16/24	1,502	1,511,501
Series 2018-4, Class D, 4.09%, 01/15/26	766	773,017
Series 2019-2, Class C, 3.42%, 06/16/25	2,224	2,232,026
Series 2020-1, Class C, 2.36%, 03/16/26	6,223	6,231,942
Series 2020-1, Class D, 2.70%, 05/17/27	7,600	7,573,560
Series 2020-2, Class B, 1.42%, 03/17/25	1,875	1,874,742
Series 2020-2, Class C, 2.28%, 08/17/26	1,890	1,891,517
Series 2021-1, Class C, 1.02%, 06/15/27	6,240	6,146,392
Series 2021-1, Class D, 1.45%, 01/16/29	1,890	1,820,301
DT Auto Owner Trust, Series 2019-3A, Class C, 2.74%, 04/15/25(a)	1,149	1,150,019
Exeter Automobile Receivables Trust
Series 2020-3A, Class B, 0.79%, 09/16/24	2,056	2,055,144
Series 2020-3A, Class D, 1.73%, 07/15/26	1,730	1,697,446
Series 2021-1A, Class C, 0.74%, 01/15/26	7,930	7,777,145
Series 2021-3A, Class B, 0.69%, 01/15/26	2,500	2,439,253
Series 2021-3A, Class C, 0.96%, 10/15/26	2,950	2,817,357
Ford Credit Auto Owner Trust(a)
Series 2018-1, Class A, 3.19%, 07/15/31	2,870	2,859,990
Series 2019-1, Class A, 3.52%, 07/15/30	450	455,026
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-2, Class B, 0.89%, 12/26/28	3,635	3,567,294
Series 2021-2, Class C, 0.97%, 12/26/28	1,563	1,533,111
Series 2021-3, Class B, 0.76%, 02/26/29	6,060	5,886,406
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,560,531
Santander Drive Auto Receivables Trust 0.95%, 09/15/27	4,420	4,288,815
Series 2018-5, Class D, 4.19%, 12/16/24	2,145	2,157,255
Series 2020-2, Class B, 0.96%, 11/15/24	493	492,757
Series 2020-2, Class D, 2.22%, 09/15/26	8,000	7,937,454
Series 2020-4, Class C, 1.01%, 01/15/26	5,750	5,684,743
Series 2021-1, Class C, 0.75%, 02/17/26	4,730	4,638,588
Series 2021-4, Class C, 1.26%, 02/16/27	5,030	4,801,340
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(a)	4,790	4,696,591
Toyota Auto Loan Extended Note Trust, Series 2020- 1A, Class A, 1.35%, 05/25/33(a)	5,680	5,376,376
Upstart Securitization Trust(a) Series 2020-1, Class A, 2.32%, 04/22/30	79	79,199

Security	Par (000)	Value

Asset-Backed Securities (continued)
Upstart Securitization Trust(a) (continued)
Series 2021-1, Class A, 0.87%, 03/20/31	$1,266	$1,254,794
Series 2021-3, Class A, 0.83%, 07/20/31	3,497	3,434,009
Series 2021-4, Class A, 0.84%, 09/20/31	5,683	5,527,802
Series 2021-5, Class A, 1.31%, 11/20/31	1,957	1,871,059
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/23(a)	287	287,760
Series 2020-2A, Class B, 1.32%, 07/15/25(a)	1,310	1,306,962
Series 2020-2A, Class C, 2.01%, 07/15/25(a)	5,920	5,904,629
Series 2020-3A, Class B, 0.78%, 11/17/25(a)	3,480	3,453,541
Series 2020-3A, Class C, 1.24%, 11/17/25(a)	4,250	4,171,464
Series 2022-1A, Class B, 2.75%, 03/15/27	3,970	3,930,580

Total Asset-Backed Securities — 11.2% (Cost: $156,171,661)		153,134,235

	Shares

Common Stocks

Diversified Financial Services — 0.0%
Edcon Ltd.(c)	1,807,150	1

Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$378	336,477

Aerospace & Defense — 0.6%
3M Co., 2.65%, 04/15/25(d)	1,710	1,697,837
Boeing Co.
4.51%, 05/01/23	1,475	1,500,019
4.88%, 05/01/25	1,080	1,114,203
General Dynamics Corp.
3.25%, 04/01/25	1,130	1,142,123
1.15%, 06/01/26	1,495	1,390,693
2.25%, 06/01/31(d)	1,350	1,260,260
Lockheed Martin Corp.
1.85%, 06/15/30	195	176,860
2.80%, 06/15/50	60	52,519
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	95	101,194

		8,435,708

Airlines — 0.1%
Delta Air Lines, Inc., 7.38%, 01/15/26	900	977,387
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)(d)	720	766,800

		1,744,187

Automobiles — 1.0%
American Honda Finance Corp., 1.20%, 07/08/25	900	848,105
AutoNation, Inc., 1.95%, 08/01/28(d)	655	586,223
Ford Motor Co., 5.29%, 12/08/46(d)	1,200	1,164,726
Ford Motor Credit Co. LLC
5.58%, 03/18/24	1,200	1,234,236
2.30%, 02/10/25	1,500	1,423,826

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
2.90%, 02/10/29	$1,500	$1,336,080
General Motors Financial Co., Inc.
3.45%, 04/10/22	1,780	1,780,605
4.15%, 06/19/23	1,155	1,171,784
2.90%, 02/26/25	1,335	1,303,989
Genuine Parts Co., 1.88%, 11/01/30(d)	1,530	1,323,299
Toyota Motor Credit Corp., 2.50%, 03/22/24	1,570	1,569,939

		13,742,812

Banks — 2.0%
Bank Of Montreal, 2.65%, 03/08/27	935	904,221
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	2,650	2,587,005
2.25%, 01/28/25	1,960	1,914,285
Credit Suisse AG, 1.00%, 05/05/23	285	280,680
Fifth Third Bancorp, 2.38%, 01/28/25	850	830,679
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(b)(d)	2,500	2,477,470
ING Groep NV, 4.10%, 10/02/23	2,290	2,328,564
Santander Holdings USA, Inc., 3.45%, 06/02/25	510	506,313
Santander U.K. Group Holdings PLC, (3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	3,800	3,736,585
SVB Financial Group, 1.80%, 02/02/31	2,094	1,803,037
Toronto-Dominion Bank, 1.45%, 01/10/25(d)	1,420	1,360,081
Truist Financial Corp., 1.20%, 08/05/25	4,850	4,566,450
Wells Fargo & Co.
3.75%, 01/24/24	1,540	1,568,127
3.30%, 09/09/24(d)	1,590	1,606,872
3.00%, 02/19/25(d)	800	798,471
(SOFR + 1.51%), 3.53%, 03/24/28(b)	685	683,624
Westpac Banking Corp., 2.96%, 11/16/40	120	100,839

		28,053,303

Beverages — 0.3%
Ball Corp., 2.88%, 08/15/30(d)	320	286,894
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30(d)	1,389	1,324,106
Constellation Brands, Inc., 3.75%, 05/01/50	250	231,545
Diageo Capital PLC
2.00%, 04/29/30	1,255	1,144,372
2.13%, 04/29/32	750	676,509
PepsiCo, Inc.
2.85%, 02/24/26	800	805,592
3.45%, 10/06/46	7	6,930

		4,475,948

Biotechnology(d) — 0.2%
Amgen, Inc.
3.63%, 05/22/24	400	407,476
3.13%, 05/01/25	800	807,908
2.60%, 08/19/26	800	788,541
Gilead Sciences, Inc., 3.50%, 02/01/25	400	405,409

		2,409,334

Building Materials — 0.5%
Boise Cascade Co., 4.88%, 07/01/30(a)	1,250	1,213,812
Eagle Materials, Inc., 2.50%, 07/01/31	3,310	2,940,017
Martin Marietta Materials, Inc.
2.40%, 07/15/31(d)	2,165	1,943,396
3.20%, 07/15/51	770	657,936

Security	Par (000)	Value

Building Materials (continued)
Masco Corp., 2.00%, 10/01/30	$160	$138,528
Nucor Corp., 3.13%, 04/01/32	195	188,491

		7,082,180

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29(d)	330	319,389
Home Depot, Inc.
5.40%, 09/15/40	200	241,699
3.13%, 12/15/49	840	767,951
Lowe’s Cos., Inc.
4.00%, 04/15/25	420	431,241
3.35%, 04/01/27	280	281,637
4.25%, 04/01/52	140	144,807

		2,186,724

Capital Markets — 1.7%
Ameriprise Financial, Inc., 3.00%, 04/02/25	930	926,433
Ares Capital Corp.
4.20%, 06/10/24	4,815	4,849,805
3.25%, 07/15/25	3,070	2,978,108
3.88%, 01/15/26	558	547,385
2.15%, 07/15/26	1,542	1,393,560
2.88%, 06/15/28	1,240	1,097,774
Barings BDC, Inc., 3.30%, 11/23/26(a)	690	637,099
Blackstone Private Credit Fund, 4.70%, 03/24/25	350	355,109
Brookfield Finance, Inc.
4.70%, 09/20/47	5	5,299
3.50%, 03/30/51	260	231,200
Charles Schwab Corp., 2.45%, 03/03/27	345	334,916
FS KKR Capital Corp.
4.63%, 07/15/24	950	959,329
4.13%, 02/01/25	680	674,731
3.40%, 01/15/26	1,565	1,515,203
2.63%, 01/15/27(d)	2,810	2,573,335
3.25%, 07/15/27	440	406,154
Goldman Sachs BDC, Inc., 2.88%, 01/15/26(d)	1,059	1,018,955
Golub Capital BDC, Inc., 2.50%, 08/24/26	840	771,685
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	1,450	1,377,821
Nomura Holdings, Inc., 2.65%, 01/16/25	1,100	1,070,010

		23,723,911

Chemicals — 0.7%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	187	165,328
CF Industries, Inc.
4.95%, 06/01/43	1,325	1,425,037
5.38%, 03/15/44	515	579,070
Emerson Electric Co.
2.00%, 12/21/28	1,710	1,597,749
2.20%, 12/21/31(d)	995	917,668
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	1,590	1,594,541
Methanex Corp., 5.25%, 12/15/29(d)	725	735,875
RPM International, Inc., 3.75%, 03/15/27(d)	105	106,325
Sherwin-Williams Co.
3.30%, 02/01/25	800	800,780
3.95%, 01/15/26	400	412,136
3.45%, 06/01/27(d)	1,120	1,122,487

		9,456,996

2

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies — 0.1%
ASGN, Inc., 4.63%, 05/15/28(a)	$1,800	$1,754,190
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	60,099

		1,814,289

Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 02/23/28	939	965,443
2.30%, 11/15/30	323	283,161

		1,248,604

Construction Materials — 0.2%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	125	122,812
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	2,450	2,388,750

		2,511,562

Consumer Discretionary — 0.5%
Quanta Services, Inc.
0.95%, 10/01/24(d)	2,110	2,000,458
2.90%, 10/01/30	2,290	2,118,743
2.35%, 01/15/32	1,845	1,601,638
3.05%, 10/01/41	985	810,323
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(a)	805	884,582

		7,415,744

Consumer Finance — 1.0%
Block Financial LLC, 2.50%, 07/15/28	894	815,604
Equifax, Inc.
2.60%, 12/15/25	275	267,057
3.10%, 05/15/30(d)	530	505,448
Mastercard, Inc.
3.65%, 06/01/49	840	867,884
3.85%, 03/26/50	700	739,550
2.95%, 03/15/51	1,590	1,454,747
PayPal Holdings, Inc.
2.85%, 10/01/29(d)	1,520	1,487,907
3.25%, 06/01/50	320	291,707
S&P Global, Inc.
2.95%, 01/22/27(d)	685	682,005
2.45%, 03/01/27	840	817,288
2.90%, 03/01/32(a)	2,260	2,190,959
2.30%, 08/15/60	2,948	2,228,888
Visa, Inc., 3.65%, 09/15/47	1,065	1,099,793

		13,448,837

Containers & Packaging — 0.2%
Avery Dennison Corp., 2.25%, 02/15/32	2,350	2,063,023
Packaging Corp. of America, 3.05%, 10/01/51	285	243,970

		2,306,993

Diversified Financial Services — 7.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	310	296,744
1.65%, 10/29/24(d)	565	533,591
2.45%, 10/29/26	220	203,375
3.00%, 10/29/28(d)	210	193,659
3.30%, 01/30/32(d)	185	166,770
3.85%, 10/29/41	150	131,541
Air Lease Corp., 3.38%, 07/01/25	700	689,911
Aircastle Ltd., 4.25%, 06/15/26	568	558,802
Ally Financial, Inc.
3.05%, 06/05/23	290	291,059

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial, Inc. (continued)
1.45%, 10/02/23	$565	$551,732
Banco Santander SA
3.50%, 04/11/22	200	200,084
2.75%, 05/28/25	1,600	1,559,144
2.75%, 12/03/30	400	352,038
(1 year CMT + 0.45%), 0.70%, 06/30/24(b)	2,200	2,135,744
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	400	361,281
Bank of America Corp.(b)
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24	2,565	2,593,997
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30	175	177,824
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40	70	71,872
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38	2,550	2,656,770
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51	931	963,426
(SOFR + 0.41%), 0.52%, 06/14/24	730	709,543
(SOFR + 0.91%), 0.98%, 09/25/25	950	900,419
(SOFR + 0.96%), 1.73%, 07/22/27	7,050	6,547,229
(SOFR + 1.15%), 1.32%, 06/19/26	2,030	1,902,457
(SOFR + 1.32%), 2.69%, 04/22/32	1,990	1,830,077
(SOFR + 1.93%), 2.68%, 06/19/41	1,015	857,024
Series N, (SOFR + 1.65%), 3.48%, 03/13/52	595	561,079
Bank of Nova Scotia
0.65%, 07/31/24	1,235	1,174,638
1.05%, 03/02/26	1,000	917,335
Barclays PLC, (1 year CMT + 1.70%), 3.81%, 03/10/42(b)	233	208,365
Citigroup, Inc.
4.75%, 05/18/46	50	53,515
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	2,805	2,811,671
(SOFR + 0.69%), 0.78%, 10/30/24(b)	8,880	8,578,802
(SOFR + 0.77%), 1.46%, 06/09/27(b)	3,035	2,787,307
(SOFR + 1.67%), 1.68%, 05/15/24(b)	800	793,434
(SOFR + 2.84%), 3.11%, 04/08/26(b)(d)	1,630	1,616,146
CME Group, Inc., 2.65%, 03/15/32	475	454,502
Credit Suisse Group AG, 3.80%, 06/09/23	300	302,751
Deutsche Bank AG, Series E, 0.96%, 11/08/23	445	431,436
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	438	470,319
Goldman Sachs Group, Inc.
3.75%, 05/22/25	500	507,525
3.75%, 02/25/26	1,900	1,929,966
3.50%, 11/16/26(d)	365	366,518
3.85%, 01/26/27	1,090	1,099,786
2.60%, 02/07/30	6,060	5,621,319
3.80%, 03/15/30	2,010	2,023,354
6.75%, 10/01/37	500	630,071
5.15%, 05/22/45(d)	503	562,012
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	550	563,140
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	500	505,259
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	2,120	2,236,224
(SOFR + 0.61%), 0.86%, 02/12/26(b)	135	125,769
(SOFR + 1.09%), 1.99%, 01/27/32(b)	1,600	1,386,048
(SOFR + 1.47%), 2.91%, 07/21/42(b)	715	615,496
HSBC Holdings PLC(b)
(SOFR + 0.71%), 0.98%, 05/24/25	1,980	1,879,694
(SOFR + 1.43%), 3.00%, 03/10/26	735	720,636
(SOFR + 2.53%), 4.76%, 03/29/33	1,460	1,500,410
Intercontinental Exchange, Inc.
0.70%, 06/15/23	1,520	1,488,554
4.25%, 09/21/48	160	171,755

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co.
3.38%, 05/01/23(d)	$2,900	$2,931,456
3.13%, 01/23/25(d)	800	804,129
3.30%, 04/01/26	600	604,754
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	600	602,125
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	405	413,700
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	660	678,374
(SOFR + 0.61%), 1.56%, 12/10/25(b)	1,600	1,531,505
(SOFR + 0.89%), 1.58%, 04/22/27(b)	816	760,004
Kimberly-Clark Corp., 2.88%, 02/07/50(d)	160	144,188
Lloyds Banking Group PLC, (1 year CMT + 0.55%), 0.70%, 05/11/24(b)	1,590	1,548,750
Mitsubishi UFJ Financial Group, Inc.(b)
(1 year CMT + 0.55%), 0.95%, 07/19/25	1,820	1,725,112
(1 year CMT + 0.95%), 2.31%, 07/20/32	425	380,506
(1 year CMT + 0.97%), 2.49%, 10/13/32	1,015	913,140
Mizuho Financial Group, Inc., (SOFR + 1.25%), 1.24%, 07/10/24(b)	2,845	2,784,241
Morgan Stanley
3.88%, 01/27/26	200	203,805
6.38%, 07/24/42	460	616,104
4.30%, 01/27/45	1,380	1,451,421
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,840	1,856,320
(SOFR + 0.86%), 1.51%, 07/20/27(b)	1,510	1,387,997
(SOFR + 0.88%), 1.59%, 05/04/27(b)	2,110	1,960,362
(SOFR + 1.03%), 1.79%, 02/13/32(b)	85	73,094
(SOFR + 1.43%), 2.80%, 01/25/52(b)	1,060	881,886
(SOFR + 1.99%), 2.19%, 04/28/26(b)	2,400	2,318,324
(SOFR + 4.84%), 5.60%, 03/24/51(b)	220	281,838
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(b)(d)	3,410	3,211,165
Nasdaq, Inc.
3.85%, 06/30/26	32	32,627
3.25%, 04/28/50	68	58,696
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(b)	290	287,644
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	1,325	1,287,548
1.47%, 07/08/25	1,049	987,014

		105,248,778

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
1.70%, 03/25/26	3,620	3,427,002
4.85%, 03/01/39	1,185	1,289,661
3.10%, 02/01/43	1,145	988,465
4.80%, 06/15/44(d)	195	207,294
3.30%, 02/01/52	305	261,444
3.80%, 12/01/57	238	217,137
3.50%, 02/01/61	75	63,748
Switch Ltd., 3.75%, 09/15/28(a)(d)	865	838,829
Verizon Communications, Inc.
1.68%, 10/30/30	2,347	2,046,417
4.50%, 08/10/33(d)	2,600	2,789,492
4.13%, 08/15/46	430	441,536
2.88%, 11/20/50(d)	170	142,039
3.00%, 11/20/60	280	228,332

		12,941,396

Education — 0.1%
Ford Foundation
Series 2020, 2.42%, 06/01/50(d)	5	4,125

Security	Par (000)	Value

Education (continued)
Ford Foundation (continued)
Series 2020, 2.82%, 06/01/70	$30	$24,748
Georgetown University, Series 20A, 2.94%, 04/01/50(d)	27	22,025
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	249,575
Northwestern University, Series 2020, 2.64%, 12/01/50	266	224,396
President and Fellows of Harvard College, 2.52%, 10/15/50
	54	46,341
University of Chicago
Series 20B, 2.76%, 04/01/45	148	131,575
Series C, 2.55%, 04/01/50	157	131,157
University of Southern California, Series 21-A, 2.95%, 10/01/51	190	168,664
Yale University, Series 2020, 2.40%, 04/15/50	272	225,847

		1,228,453

Electric Utilities — 3.1%
AEP Texas, Inc., Series I, 2.10%, 07/01/30	2,180	1,941,887
AEP Transmission Co. LLC, 3.15%, 09/15/49	30	26,563
Alabama Power Co.
3.05%, 03/15/32	300	291,695
3.45%, 10/01/49	370	343,249
Ameren Corp., 2.50%, 09/15/24	65	64,125
Ameren Illinois Co., 3.25%, 03/15/50	130	119,032
American Electric Power Co., Inc., 2.03%, 03/15/24	1,115	1,095,690
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,190	1,196,407
Arizona Public Service Co.
3.15%, 05/15/25	400	399,562
2.95%, 09/15/27	800	782,107
Atlantic City Electric Co., 2.30%, 03/15/31	570	525,736
Avangrid, Inc., 3.80%, 06/01/29	600	608,864
Baltimore Gas & Electric Co.(d)
4.25%, 09/15/48	225	238,796
2.90%, 06/15/50	170	147,796
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	539,235
Black Hills Corp., 1.04%, 08/23/24(d)	200	190,907
CenterPoint Energy Houston Electric LLC, Class AH, 3.60%, 03/01/52	55	55,076
CenterPoint Energy, Inc., 4.25%, 11/01/28(d)	730	750,583
Commonwealth Edison Co.
3.70%, 08/15/28(d)	1,200	1,219,248
2.20%, 03/01/30	500	462,067
4.00%, 03/01/49	90	93,352
3.13%, 03/15/51	70	63,449
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 03/15/36	1,000	1,178,073
Series A, 4.13%, 05/15/49	50	50,461
Series B, 3.13%, 11/15/27	800	792,525
Consumers Energy Co., 2.65%, 08/15/52	125	103,756
Dominion Energy, Inc., 3.90%, 10/01/25	500	510,007
DTE Electric Co., Series B, 3.65%, 03/01/52	1,035	1,046,158
Duke Energy Corp.
2.65%, 09/01/26	300	291,980
4.20%, 06/15/49	700	703,411
Duke Energy Florida LLC
3.80%, 07/15/28(d)	1,365	1,393,800
1.75%, 06/15/30	780	694,343
Duke Energy Ohio, Inc.
2.13%, 06/01/30	350	318,078

4

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Ohio, Inc. (continued)
4.30%, 02/01/49	$100	$105,493
Entergy Corp., 0.90%, 09/15/25	285	261,351
Entergy Texas, Inc., 3.55%, 09/30/49	520	489,341
Evergy Kansas Central, Inc.
2.55%, 07/01/26	800	782,133
3.45%, 04/15/50	130	121,448
Evergy Metro, Inc., 3.65%, 08/15/25	300	304,513
Evergy, Inc., 2.90%, 09/15/29	50	47,789
Eversource Energy, Series M, 3.30%, 01/15/28	1,000	981,833
Florida Power & Light Co.
4.05%, 10/01/44	500	522,887
3.15%, 10/01/49	40	37,284
Georgia Power Co.
3.25%, 04/01/26	800	802,650
3.25%, 03/15/51(d)	210	182,071
Interstate Power and Light Co., 2.30%, 06/01/30	530	483,162
Kentucky Utilities Co., 3.30%, 06/01/50(d)	60	54,281
MidAmerican Energy Co.
3.10%, 05/01/27(d)	800	799,637
3.15%, 04/15/50	60	55,105
2.70%, 08/01/52	105	89,752
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	680	695,539
Nevada Power Co., Series DD, 2.40%, 05/01/30	440	413,330
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24(d)	470	470,216
3.55%, 05/01/27	245	247,849
2.25%, 06/01/30	200	183,071
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)	1,300	1,293,961
Northern States Power Co., 2.60%, 06/01/51	305	257,956
NSTAR Electric Co., 3.10%, 06/01/51(d)	110	99,174
Oglethorpe Power Corp., 5.05%, 10/01/48	130	145,462
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49	320	326,403
Pacific Gas and Electric Co.
1.75%, 06/16/22	500	499,432
2.10%, 08/01/27(d)	65	58,405
3.00%, 06/15/28	100	93,015
3.30%, 08/01/40	90	73,657
4.95%, 07/01/50(d)	400	376,760
3.50%, 08/01/50	340	273,719
PacifiCorp., 4.13%, 01/15/49	280	289,546
PECO Energy Co., 3.05%, 03/15/51	70	63,061
PPL Electric Utilities Corp., 2.50%, 09/01/22(d)	400	400,476
Public Service Co. of Colorado
3.70%, 06/15/28	1,300	1,326,273
4.05%, 09/15/49	20	21,039
Public Service Electric & Gas Co.
2.25%, 09/15/26(d)	400	382,768
3.00%, 05/15/27(d)	500	495,605
3.70%, 05/01/28	800	814,402
3.10%, 03/15/32(d)	85	83,972
2.05%, 08/01/50	105	77,831
Puget Sound Energy, Inc., 3.25%, 09/15/49	390	349,615
San Diego Gas & Electric Co., 2.50%, 05/15/26	400	391,711
Sempra Energy, 3.70%, 04/01/29	140	140,678
Southern California Edison Co.
3.65%, 02/01/50	100	92,568
Series B, 4.88%, 03/01/49	260	276,243

Security	Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co. (continued)
Series C, 4.13%, 03/01/48	$370	$364,012
Southern Co., 3.25%, 07/01/26	1,900	1,900,178
Tampa Electric Co., 3.45%, 03/15/51(d)	35	32,581
Tucson Electric Power Co., 1.50%, 08/01/30	190	162,546
Union Electric Co., 4.00%, 04/01/48	230	236,090
Virginia Electric & Power Co.
3.30%, 12/01/49(d)	320	299,986
Series A, 3.80%, 04/01/28	1,750	1,791,294
Wisconsin Electric Power Co., 3.10%, 06/01/25(d)	800	795,520
Wisconsin Power & Light Co., 3.05%, 10/15/27(d)	390	387,021
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	76,638
Xcel Energy, Inc.
4.00%, 06/15/28	900	913,463
3.50%, 12/01/49	50	46,403

		42,078,217

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.05%, 03/01/25(d)	300	291,843
Arrow Electronics, Inc., 2.95%, 02/15/32	905	831,122
Avnet, Inc., 3.00%, 05/15/31	53	48,651
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	155	143,600
Keysight Technologies, Inc., 4.60%, 04/06/27	1,225	1,283,769
Rockwell Automation, Inc., 2.80%, 08/15/61(d)	60	48,374
Xerox Holdings Corp., 5.50%, 08/15/28(a)(d)	700	682,682

		3,330,041

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	750	757,577

Environmental, Maintenance & Security Service — 0.1%
Waste Connections, Inc.
2.60%, 02/01/30	305	286,928
3.20%, 06/01/32	715	697,660

		984,588

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Homes 4 Rent LP, 3.38%, 07/15/51	105	87,747
American Tower Corp.
3.38%, 10/15/26	110	108,532
3.65%, 03/15/27	950	947,461
3.70%, 10/15/49	190	169,337
Brixmor Operating Partnership LP, 4.05%, 07/01/30	130	130,434
Camden Property Trust, 2.80%, 05/15/30(d)	240	230,658
Crown Castle International Corp., 3.70%, 06/15/26	1,000	1,006,338
CubeSmart LP, 2.50%, 02/15/32	1,630	1,459,160
Equinix, Inc., 2.63%, 11/18/24	900	887,131
Essex Portfolio LP, 1.70%, 03/01/28	1,255	1,131,142
Extra Space Storage LP, 2.35%, 03/15/32	820	719,639
Federal Realty Investment Trust, 3.50%, 06/01/30	210	206,087
Iron Mountain, Inc., 4.50%, 02/15/31(a)	350	323,228
Life Storage LP, 2.20%, 10/15/30	735	650,215
Mid-America Apartments LP, 1.10%, 09/15/26	70	63,740
Office Properties Income Trust, 3.45%, 10/15/31(d)	1,871	1,611,953
Public Storage
3.09%, 09/15/27	1,250	1,250,335
1.85%, 05/01/28	2,945	2,707,829
1.95%, 11/09/28	1,775	1,642,701
3.39%, 05/01/29	1,640	1,655,774
2.25%, 11/09/31	895	818,204

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP
3.50%, 09/01/25	$1,065	$1,074,403
2.65%, 02/01/32	615	568,146
Welltower, Inc., 3.85%, 06/15/32	220	221,536
Weyerhaeuser Co., 4.00%, 04/15/30(d)	250	257,442

		19,929,172

Food & Staples Retailing — 0.4%
Costco Wholesale Corp., 1.75%, 04/20/32	3,135	2,776,375
General Mills, Inc., 2.88%, 04/15/30	840	806,932
Kraft Heinz Foods Co.
3.88%, 05/15/27	575	584,485
4.88%, 10/01/49(d)	925	974,608
Walmart, Inc., 2.65%, 09/22/51(d)	540	480,025

		5,622,425

Food Products — 0.0%
Hershey Co., 2.65%, 06/01/50	105	89,201

Health Care Equipment & Supplies — 0.4%
DH Europe Finance II Sarl, 3.40%, 11/15/49	375	356,586
PerkinElmer, Inc.
0.85%, 09/15/24	1,625	1,541,565
1.90%, 09/15/28(d)	3,220	2,909,560
2.25%, 09/15/31(d)	1,155	1,020,859
Thermo Fisher Scientific, Inc., 4.10%, 08/15/47	40	42,847

		5,871,417

Health Care Providers & Services — 1.2%
Allina Health System, Series 2021, 2.90%, 11/15/51(d)	230	194,872
AmerisourceBergen Corp.
3.45%, 12/15/27	1,427	1,428,779
2.70%, 03/15/31	117	108,123
Anthem, Inc., 3.35%, 12/01/24	1,395	1,405,841
Banner Health, Series 2020, 3.18%, 01/01/50	119	108,011
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	77,450
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	145,789
CommonSpirit Health, 3.91%, 10/01/50	339	322,969
DaVita, Inc., 3.75%, 02/15/31(a)	285	249,375
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	49,044
HCA, Inc.
5.50%, 06/15/47	2,949	3,327,648
5.25%, 06/15/49	1,110	1,215,628
3.50%, 07/15/51	1,775	1,539,072
Hoag Memorial Hospital, 3.80%, 07/15/52	73	73,953
Humana, Inc., 3.85%, 10/01/24	1,000	1,015,861
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41(d)	57	49,772
Series 2021, 3.00%, 06/01/51	161	141,829
McKesson Corp., 0.90%, 12/03/25(d)	1,465	1,345,130
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	39,641
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	72,291
Molina Healthcare, Inc., 3.88%, 11/15/30(a)(d)	800	768,000
Providence St Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/51	136	107,419
Sutter Health, Series 20A, 3.36%, 08/15/50	54	48,154

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
3.10%, 03/15/26	$150	$151,377
2.30%, 05/15/31(d)	845	793,597
4.75%, 07/15/45	800	928,278
2.90%, 05/15/50	410	363,415
3.25%, 05/15/51	135	126,801
3.13%, 05/15/60	730	649,179
WakeMed, Series A, 3.29%, 10/01/52	81	71,038

		16,918,336

Health Care Technology — 0.1%
Laboratory Corp. of America Holdings, 2.70%, 06/01/31	1,695	1,570,927

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc., 3.70%, 12/01/29	1,695	1,658,714
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	380	397,075
McDonald’s Corp.
1.45%, 09/01/25	375	358,445
3.70%, 01/30/26	1,000	1,023,932
3.50%, 03/01/27	278	282,870
3.80%, 04/01/28(d)	290	298,377
6.30%, 10/15/37	160	205,105
Starbucks Corp., 3.55%, 08/15/29(d)	440	441,457

		4,665,975

Household Durables — 0.3%
NVR, Inc., 3.00%, 05/15/30.	4,315	4,027,330

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 3.63%, 02/15/31(a)	1,250	1,099,488

Insurance — 1.8%
Aflac, Inc., 4.75%, 01/15/49(d)	1,575	1,798,678
Aon Global Ltd., 3.88%, 12/15/25(d)	3,400	3,471,485
Athene Holding Ltd.
3.95%, 05/25/51(d)	240	218,980
3.45%, 05/15/52	757	631,944
AXA SA, 8.60%, 12/15/30	4,105	5,417,040
Berkshire Hathaway, Inc., 3.13%, 03/15/26	355	358,285
Brown & Brown, Inc.
4.20%, 03/17/32	670	680,760
4.95%, 03/17/52	1,040	1,110,376
Enstar Group Ltd., 3.10%, 09/01/31	805	719,985
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	360	335,756
Fidelity National Financial, Inc., 5.50%, 09/01/22	120	121,717
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	121,880
4.20%, 03/01/48	1,715	1,773,003
4.90%, 03/15/49	5,035	5,825,819
MetLife, Inc., 4.05%, 03/01/45(d)	630	643,762
Progressive Corp.
4.13%, 04/15/47	855	900,289
3.70%, 03/15/52	35	35,197
Willis North America, Inc., 2.95%, 09/15/29	940	882,730

		25,047,686

Interactive Media & Services — 0.1%
Alphabet, Inc.
2.00%, 08/15/26(d)	800	779,701

6

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
Alphabet, Inc. (continued)
2.25%, 08/15/60	$335	$260,389
Baidu, Inc., 1.72%, 04/09/26	490	451,346

		1,491,436

Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.
2.10%, 05/12/31	1,060	984,702
2.88%, 05/12/41	490	452,229
3.10%, 05/12/51(d)	620	581,864
3.25%, 05/12/61	510	478,328
Genuine Parts Co., 1.75%, 02/01/25	1,050	1,002,593

		3,499,716

Internet Software & Services — 0.1%
Booking Holdings, Inc., 4.63%, 04/13/30	315	341,644
Expedia Group, Inc., 2.95%, 03/15/31	440	407,372
VeriSign, Inc., 2.70%, 06/15/31	630	570,150

		1,319,166

IT Services — 0.7%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)(d)	140	135,141
Gartner, Inc., 4.50%, 07/01/28(a)(d)	4,100	4,084,604
International Business Machines Corp., 4.25%, 05/15/49(d)	330	351,441
Kyndryl Holdings, Inc.(a)
2.05%, 10/15/26	160	142,842
2.70%, 10/15/28(d)	150	129,779
4.10%, 10/15/41(d)	150	116,204
Verisk Analytics, Inc.
4.00%, 06/15/25(d)	1,400	1,428,870
4.13%, 03/15/29	2,286	2,357,140
Ziff Davis, Inc., 4.63%, 10/15/30(a)(d)	1,087	1,035,069

		9,781,090

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31	2,495	2,253,914

Machinery — 0.5%
Deere & Co., 2.75%, 04/15/25	215	213,661
IDEX Corp., 2.63%, 06/15/31	4,209	3,826,389
Otis Worldwide Corp.
3.11%, 02/15/40	70	61,606
3.36%, 02/15/50	70	61,971
Terex Corp., 5.00%, 05/15/29(a)(d)	2,500	2,396,175

		6,559,802

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	200	200,733
4.91%, 07/23/25	1,350	1,399,965
3.70%, 04/01/51	410	337,880
4.40%, 12/01/61	420	365,599
3.95%, 06/30/62(d)	290	234,512
Comcast Corp.
3.38%, 02/15/25	1,590	1,614,234
2.35%, 01/15/27(d)	400	388,943
4.60%, 10/15/38	450	497,253
2.89%, 11/01/51(a)	578	487,275
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,530,479
3.45%, 03/01/32	775	748,625
Fox Corp., 4.03%, 01/25/24	340	347,105

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp., 3.35%, 05/15/26	$800	$802,681
Time Warner Cable LLC, 4.50%, 09/15/42	500	462,460
WMG Acquisition Corp., 3.00%, 02/15/31(a)(d)	1,030	921,850

		10,339,594

Metals & Mining — 1.1%
ArcelorMittal SA, 4.25%, 07/16/29(d)	160	162,467
Freeport-McMoRan, Inc.
4.55%, 11/14/24	1,059	1,090,770
4.63%, 08/01/30(d)	815	833,337
5.40%, 11/14/34	2,975	3,302,399
5.45%, 03/15/43	1,015	1,136,638
Newmont Corp., 2.25%, 10/01/30(d)	695	635,182
Reliance Steel & Aluminum Co., 2.15%, 08/15/30(d)	4,455	3,993,445
Southern Copper Corp.
3.88%, 04/23/25	922	930,067
6.75%, 04/16/40	115	146,467
Vale Overseas Ltd.
6.88%, 11/21/36	1,865	2,250,589
6.88%, 11/10/39	202	245,319

		14,726,680

Multi-Utilities — 0.4%
Atmos Energy Corp.
3.00%, 06/15/27(d)	400	397,225
1.50%, 01/15/31	760	654,661
National Fuel Gas Co., 2.95%, 03/01/31(d)	335	304,846
NiSource, Inc.
3.60%, 05/01/30	60	59,502
1.70%, 02/15/31	610	517,425
3.95%, 03/30/48	310	296,389
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	500	496,152
Southern California Gas Co.
Series TT, 2.60%, 06/15/26	800	780,364
Series XX, 2.55%, 02/01/30	730	689,197
Southwest Gas Corp.
3.70%, 04/01/28(d)	230	228,934
2.20%, 06/15/30	85	74,390
4.05%, 03/15/32	410	408,871
Washington Gas Light Co., 3.65%, 09/15/49	30	28,844

		4,936,800

Oil, Gas & Consumable Fuels — 3.7%
Canadian Natural Resources Ltd., 2.95%, 07/15/30	3,086	2,934,346
Cenovus Energy, Inc., 5.38%, 07/15/25(d)	636	670,646
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	2,900	3,091,189
3.70%, 11/15/29	3,566	3,554,874
Cheniere Energy, Inc., 4.63%, 10/15/28(d)	1,250	1,254,187
Chevron Corp.
1.55%, 05/11/25	550	530,617
3.08%, 05/11/50	60	56,642
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25(d)	600	601,238
CNX Resources Corp., 7.25%, 03/14/27(a)	750	793,620
ConocoPhillips Co.
3.76%, 03/15/42	1,165	1,186,261
3.80%, 03/15/52	705	717,357
Continental Resources, Inc., 4.38%, 01/15/28(d)	1,200	1,216,560
Devon Energy Corp.
7.88%, 09/30/31	290	376,230
5.00%, 06/15/45(d)	435	473,597

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
4.40%, 03/24/51	$185	$187,673
4.25%, 03/15/52	135	133,426
Enbridge, Inc.
2.50%, 08/01/33	150	133,181
3.40%, 08/01/51	195	172,818
Energy Transfer LP, 5.00%, 05/15/50	450	455,328
EQT Corp., 7.50%, 02/01/30	470	544,613
Equinor ASA
3.25%, 11/10/24	400	403,622
3.25%, 11/18/49	500	470,920
Exxon Mobil Corp.
2.99%, 03/19/25	2,170	2,179,703
3.45%, 04/15/51(d)	835	809,444
Kinder Morgan, Inc., 3.60%, 02/15/51	505	448,378
Marathon Oil Corp., 6.60%, 10/01/37	685	832,829
MPLX LP
4.88%, 12/01/24(d)	209	216,453
4.50%, 04/15/38	125	127,719
5.20%, 03/01/47	70	75,059
4.70%, 04/15/48	805	810,954
5.50%, 02/15/49	685	758,658
4.95%, 03/14/52	4,085	4,252,808
4.90%, 04/15/58	340	342,207
Occidental Petroleum Corp.
8.50%, 07/15/27	630	745,743
8.88%, 07/15/30	975	1,250,438
ONEOK Partners LP
3.38%, 10/01/22	1,000	1,003,083
4.90%, 03/15/25	2,000	2,064,220
6.13%, 02/01/41	75	82,495
ONEOK, Inc.
2.75%, 09/01/24	1,475	1,465,823
6.35%, 01/15/31	1,140	1,318,377
7.15%, 01/15/51	80	101,612
Pioneer Natural Resources Co., 2.15%, 01/15/31	150	135,177
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	750	726,555
Southwestern Energy Co., 8.38%, 09/15/28	140	153,650
Targa Resources Corp., 4.95%, 04/15/52	190	193,574
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/30	1,100	1,142,394
4.88%, 02/01/31	910	919,100
4.00%, 01/15/32	3,360	3,232,270
TransCanada PipeLines Ltd., 3.75%, 10/16/23	800	811,449
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/50	95	92,377
Western Midstream Operating LP, 4.55%, 02/01/30(d)	1,150	1,144,250
Williams Cos., Inc.
8.75%, 03/15/32	790	1,073,043
5.10%, 09/15/45	601	651,200
3.50%, 10/15/51	1,215	1,063,464

		50,183,451

Security	Par (000)	Value

Personal Products — 0.1%
Procter & Gamble Co., 1.20%, 10/29/30	$810	$705,439
Unilever Capital Corp., 2.00%, 07/28/26	800	770,429

		1,475,868

Pharmaceuticals — 1.1%
AbbVie, Inc.
2.60%, 11/21/24(d)	3,520	3,495,652
4.05%, 11/21/39	50	51,370
AstraZeneca PLC, 3.13%, 06/12/27(d)	990	996,313
Cigna Corp., 3.75%, 07/15/23	444	450,482
CVS Health Corp., 3.00%, 08/15/26(d)	75	74,386
Eli Lilly & Co., 2.75%, 06/01/25(d)	378	376,329
Johnson & Johnson, 3.70%, 03/01/46	529	557,613
Merck & Co., Inc.
0.75%, 02/24/26(d)	5,085	4,746,415
4.00%, 03/07/49	330	357,545
Novartis Capital Corp., 2.75%, 08/14/50(d)	561	502,225
Pfizer, Inc., 7.20%, 03/15/39	80	117,228
Viatris, Inc.
1.65%, 06/22/25	180	167,499
4.00%, 06/22/50	150	126,012
Zoetis, Inc.
3.00%, 09/12/27	1,800	1,792,560
3.90%, 08/20/28	5	5,132
3.00%, 05/15/50(d)	1,130	1,001,284

		14,818,045

Producer Durables: Miscellaneous — 0.6%
Oracle Corp.
2.50%, 04/01/25	4,025	3,931,248
2.95%, 05/15/25	800	790,691
2.88%, 03/25/31	3,400	3,100,089
salesforce.com, Inc.
1.50%, 07/15/28(d)	125	114,988
2.70%, 07/15/41	75	66,374
2.90%, 07/15/51	50	44,396
3.05%, 07/15/61	25	21,930
Salesforce.com., Inc., 1.95%, 07/15/31	80	73,188

		8,142,904

Real Estate Management & Development — 0.0%
CBRE Services, Inc., 4.88%, 03/01/26	670	703,057

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC(d)
3.00%, 04/01/25	800	807,356
3.05%, 02/15/51	990	908,944
CSX Corp., 2.60%, 11/01/26(d)	800	787,169
Union Pacific Corp., 3.25%, 08/15/25	400	401,856

		2,905,325

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.
2.95%, 04/01/25	225	225,423
1.70%, 10/01/28	385	355,051
2.80%, 10/01/41	240	215,341
2.95%, 10/01/51	180	162,834

8

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.
3.15%, 11/15/25(d)	$198	$196,395
4.00%, 04/15/29	1,860	1,859,089
3.50%, 02/15/41(a)	130	115,769
3.75%, 02/15/51(a)(d)	2,035	1,822,220
Flex Ltd., 3.75%, 02/01/26	230	231,242
Intel Corp., 3.40%, 03/25/25(d)	4,490	4,558,194
Jabil, Inc., 1.70%, 04/15/26	1,055	976,641
Micron Technology, Inc.
4.19%, 02/15/27	280	287,329
4.66%, 02/15/30	640	668,883
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)(d)	190	184,276
Qorvo, Inc., 1.75%, 12/15/24(a)	225	214,621
Texas Instruments, Inc.
1.75%, 05/04/30	730	664,261
2.70%, 09/15/51(d)	870	772,521

		13,510,090

Software — 0.8%
Activision Blizzard, Inc., 2.50%, 09/15/50	125	102,693
Electronic Arts, Inc., 2.95%, 02/15/51	250	208,413
Intuit, Inc.
0.95%, 07/15/25(d)	405	379,565
1.35%, 07/15/27	1,410	1,283,390
1.65%, 07/15/30(d)	1,415	1,248,440
Oracle Corp., 3.95%, 03/25/51	1,100	961,637
Roper Technologies, Inc.
3.65%, 09/15/23	800	811,119
3.80%, 12/15/26	1,000	1,023,615
ServiceNow, Inc., 1.40%, 09/01/30(d)	5,492	4,667,515

		10,686,387

Technology Hardware, Storage & Peripherals — 1.7%
Adobe, Inc., 2.15%, 02/01/27	2,090	2,028,106
Apple, Inc.
3.00%, 06/20/27	925	935,653
1.40%, 08/05/28	850	777,191
2.70%, 08/05/51	890	773,674
2.85%, 08/05/61	450	388,105
Dell International LLC/EMC Corp.
5.85%, 07/15/25	230	245,487
8.10%, 07/15/36	127	167,003
3.38%, 12/15/41(a)	55	46,227
8.35%, 07/15/46	655	957,210
3.45%, 12/15/51(a)(d)	70	56,867
Dell, Inc., 6.50%, 04/15/38	20	22,489
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	3,690	3,779,343
HP, Inc.
2.20%, 06/17/25	1,030	993,361
1.45%, 06/17/26	2,410	2,214,802
3.00%, 06/17/27(d)	1,250	1,216,054
4.00%, 04/15/29	2,705	2,694,905
3.40%, 06/17/30(d)	365	349,757
2.65%, 06/17/31	5,341	4,778,600

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc. (continued)
6.00%, 09/15/41	$494	$575,717
NetApp, Inc., 2.38%, 06/22/27	165	157,236

		23,157,787

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.40%, 03/27/25	245	243,351
3.25%, 03/27/40(d)	2,075	2,020,151

		2,263,502

Tobacco — 1.3%
Altria Group, Inc.
4.80%, 02/14/29(d)	2,415	2,531,692
2.45%, 02/04/32(d)	2,980	2,590,424
5.80%, 02/14/39	1,127	1,214,682
4.45%, 05/06/50	215	195,102
3.70%, 02/04/51(d)	430	347,324
4.00%, 02/04/61(d)	365	305,891
BAT Capital Corp.
2.26%, 03/25/28	449	402,875
4.91%, 04/02/30(d)	673	693,222
2.73%, 03/25/31(d)	1,760	1,551,086
4.39%, 08/15/37	510	474,258
3.73%, 09/25/40	125	102,416
4.54%, 08/15/47	560	499,737
4.76%, 09/06/49	335	307,921
Philip Morris International, Inc.
0.88%, 05/01/26	2,670	2,435,983
2.10%, 05/01/30	670	602,835
6.38%, 05/16/38	2,010	2,465,918
4.25%, 11/10/44	1,020	986,558
Reynolds American, Inc., 5.85%, 08/15/45	420	432,149

		18,140,073

Transportation Infrastructure — 0.2%
United Parcel Service, Inc., 5.30%, 04/01/50	1,725	2,255,550

Utilities — 0.3%
American Water Capital Corp.
2.80%, 05/01/30	270	258,659
2.30%, 06/01/31(d)	1,335	1,217,560
Essential Utilities, Inc.
3.57%, 05/01/29	630	629,247
2.70%, 04/15/30	380	358,492
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)	1,250	1,229,763

		3,693,721

Wireless Telecommunication Services — 0.8%
American Tower Corp., 1.30%, 09/15/25	680	633,398
Crown Castle International Corp.
3.20%, 09/01/24	625	625,732
1.35%, 07/15/25	2,205	2,055,652
2.50%, 07/15/31	450	401,420
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	1,145	1,232,333
5.30%, 01/15/29	2,545	2,673,701

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
3.20%, 03/15/27	$520	$511,842
3.80%, 03/15/32(a)	660	654,889
4.50%, 03/15/42(a)	650	658,534
4.55%, 03/15/52(a)	510	507,021
T-Mobile USA, Inc., 3.50%, 04/15/25	25	25,165
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	155	144,514
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(a)(d)	500	482,680

		10,606,881

Total Corporate Bonds — 43.7% (Cost: $630,256,992)		599,255,455

Foreign Agency Obligations

Indonesia — 0.0%
Indonesia Government International Bond, 4.75%, 07/18/47(a)(d)	500	533,219

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	390	369,598

Mexico — 0.2%
Mexico Government International Bond
4.15%, 03/28/27	1,145	1,205,112
6.05%, 01/11/40(d)	100	113,750
4.50%, 01/31/50	340	321,130
3.77%, 05/24/61	735	594,983

		2,234,975

Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60(d)	830	729,259

Peru — 0.1%
Peruvian Government International Bond, 3.55%, 03/10/51	900	839,700

Philippines — 0.0%
Philippine Government International Bond, 2.65%, 12/10/45	200	165,272

Uruguay — 0.1%
Uruguay Government International Bond
5.10%, 06/18/50	1,000	1,183,625
4.98%, 04/20/55	50	58,384

		1,242,009

Total Foreign Agency Obligations — 0.4% (Cost: $6,305,794)		6,114,032

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	250	355,899
Series S-1, 6.92%, 04/01/40	50	67,755
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(d)	540	479,397
California State University, Refunding RB, Series B, 2.98%, 11/01/51	595	529,499

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	$120	$105,094
Series N, 3.71%, 05/15/2120	85	70,413
State of California, GO, BAB
7.55%, 04/01/39	525	780,440
7.60%, 11/01/40	300	456,718
State of California, Refunding GO, 3.50%, 04/01/28	500	511,284
University of California, RB, Series AD, 4.86%, 05/15/2112	115	128,872
University of California, Refunding RB, Series J, 4.13%, 05/15/45	150	153,062

		3,638,433

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	180,507

Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	108,603

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49	310	355,973
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	129,191
State of Illinois, GO, 5.10%, 06/01/33	255	270,888

		756,052

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	104,151
Series D, 3.20%, 07/01/50	80	69,253

		173,404

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	295	258,587

Michigan — 0.0%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	38,660
Series A, 4.45%, 04/01/2122	69	74,125
Series B, 3.50%, 04/01/52	67	68,156

		180,941

New Jersey — 0.1%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	550	783,329

New York — 0.1%
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	355	460,464
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	110	129,483
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44	250	331,479
New York State Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43	255	236,193

10

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65	$50	$59,110
Port Authority of New York & New Jersey, RB, 191th Series, 4.82%, 06/01/45	200	207,683
Port Authority of New York & New Jersey, Refunding ARB, 210th Series, 4.03%, 09/01/48	500	517,800

		1,942,212

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	69,742

Texas — 0.2%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	405	332,467
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	425	350,884
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	260	228,251
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	400	361,805
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	690	746,531
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	465	388,184

		2,408,122

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	50,514

Total Municipal Bonds — 0.8% (Cost: $11,274,192)		10,550,446

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 8.9%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 2.03%, 10/25/34(b)	14	14,432
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 11/25/48	2	2,359
Citigroup Mortgage Loan Trust(a)(b)
Series 2013-A, Class A, 3.00%, 05/25/42	5	5,263
Series 2014-A, Class A, 4.00%, 01/25/35	38	36,987
Connecticut Avenue Securities Trust(a)(b)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.86%, 04/25/31	1,927	1,926,634
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.91%, 07/25/31	1,545	1,549,205
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.76%, 08/25/31	3,735	3,734,645
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.61%, 09/25/31	2,574	2,574,350
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.56%, 06/25/39	182	181,699
Series 2019-R05, Class 1J1, 2.19%, 07/25/39	80	80,114
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.46%, 07/25/39	219	219,134
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.56%, 09/25/39	1,100	1,099,156

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.56%, 10/25/39	$841	$841,393
Series 2021-R01, Class 1M1, (30 day SOFR + 0.75%), 0.85%, 10/25/41	3,586	3,560,390
Series 2021-R01, Class 1M2, (30 day SOFR + 1.55%), 1.65%, 10/25/41	3,040	2,936,874
Series 2021-R03, Class 1M2, (30 day SOFR + 1.65%), 1.75%, 12/25/41	2,780	2,631,446
Series 2022-R01, Class 1M1, (30 day SOFR + 1.00%), 1.10%, 12/25/41	6,941	6,871,091
Series 2022-R01, Class 1M2, (30 day SOFR + 1.90%), 2.00%, 12/25/41	3,325	3,170,938
Series 2022-R02, Class 2M1, (30 day SOFR + 1.20%), 1.30%, 01/25/42	6,244	6,192,948
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	3,535
Fannie Mae(b)
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.55%), 4.01%, 07/25/29	841	856,563
Series 2017-C03, Class 1ED1, (1 mo. LIBOR US + 0.70%), 1.16%, 10/25/29	4,409	4,403,786
Series 2017-C03, Class 1ED2, (1 mo. LIBOR US + 1.20%), 1.66%, 10/25/29	1,150	1,147,914
Series 2017-C05, Class 1EB3, (1 mo. LIBOR US + 1.20%), 1.66%, 01/25/30	3,389	3,380,990
Series 2018-C01, Class 1ED2, (1 mo. LIBOR US + 0.85%), 1.31%, 07/25/30	3,813	3,790,411
Fannie Mae Connecticut Avenue Securities(b)
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 2.66%, 01/25/30	6,617	6,649,599
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 2.71%, 07/25/30	9,000	9,020,162
Series 2018-C03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.61%, 10/25/30	1,004	1,007,833
Series 2021-R02, Class 2M1, (30 day SOFR + 0.90%), 1.00%, 11/25/41(a)	1,265	1,251,495
Freddie Mac(b)
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + 2.65%), 3.11%, 12/25/29	817	825,171
Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 2.81%, 04/25/30	4,993	5,025,374
Series 2020-DNA4, Class M2B, (1 mo. LIBOR US + 3.75%), 4.21%, 08/25/50(a)	2,181	2,184,100
Series 2020-HQA3, Class M2, (1 mo. LIBOR US + 3.60%), 4.06%, 07/25/50(a)	1,016	1,017,413
Series 2020-HQA5, Class M2, (30 day SOFR + 2.60%), 2.70%, 11/25/50(a)	5,904	5,896,686
Series 2021-DNA3, Class M1, (30 day SOFR + 0.75%), 0.85%, 10/25/33(a)	532	527,008
Series 2021-DNA3, Class M2, (30 day SOFR + 2.10%), 2.20%, 10/25/33(a)	670	654,617
Series 2021-DNA5, Class M1, (30 day SOFR + 0.65%), 0.75%, 01/25/34(a)	311	310,840
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 1.75%, 01/25/34(a)	1,970	1,938,025
Series 2021-DNA6, Class M1, (30 day SOFR + 0.80%), 0.90%, 10/25/41(a)	4,090	4,045,907

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac(b) (continued)
Series 2021-DNA6, Class M2, (30 day SOFR + 1.50%), 1.60%, 10/25/41(a)	$3,830	$3,642,379
Series 2021-DNA7, Class M2, (30 day SOFR + 1.80%), 1.90%, 11/25/41(a)	2,400	2,282,634
Series 2021-HQA2, Class M1, (30 day SOFR + 0.70%), 0.80%, 12/25/33(a)	2,571	2,547,541
Series 2022-HQA1, Class M1B, (30 day SOFR + 3.50%), 3.55%, 03/25/42(a)	350	356,354
Freddie Mac STACR REMIC Trust
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 1.00%, 12/25/50(a)(b)	454	452,564
Series 2022-HQA1, Class M1A, 2.15%, 03/25/42	1,460	1,461,776
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 6.01%, 07/25/28	1,033	1,099,784
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 3.71%, 07/25/29	6,099	6,153,462
Series 2021-DNA2, Class M1, (30 day SOFR + 0.80%), 0.90%, 08/25/33(a)	2,307	2,290,479
STACR Trust(a)(b)
Series 2018-DNA3, Class M2, (1 mo. LIBOR US + 2.10%), 2.56%, 09/25/48	3,936	3,952,788
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 2.11%, 04/25/43	3,343	3,334,237
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 2.11%, 04/25/43	987	983,993
Series 2018-HRP2, Class M2, (1 mo. LIBOR US + 1.25%), 1.71%, 02/25/47	811	808,334

		120,932,812

Commercial Mortgage-Backed Securities — 3.8%
Bank, Series 2019-BN23, Class A3, 2.92%, 12/15/52	2,230	2,160,789
Barclays Commercial Mortgage Trust 2019-C3, 3.32%, 05/15/52	1,120	1,111,618
BBCMS Mortgage Trust, Series 2020-C8, Class A5, 2.04%, 10/15/53	2,376	2,150,742
Benchmark Mortgage Trust
4.26%, 10/10/51	870	911,443
Series 2018-B5, Class A4, 4.21%, 07/15/51	1,290	1,352,145
Series 2019-B15, Class A5, 2.93%, 12/15/72	2,050	1,984,839
Series 2020-B19, Class A5, 1.85%, 09/15/53	2,300	2,053,548
Series 2020-B20, Class A5, 2.03%, 10/15/53	2,220	2,002,343
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AJ, 5.48%, 10/15/49	18	14,115
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	552,278
Series 2017-P8, Class AS, 3.79%, 09/15/50(b)	2,090	2,109,819
Commercial Mortgage Trust
3.50%, 02/10/49	2,485	2,482,735
3.51%, 09/10/50	1,290	1,293,846
Series 2013-CR11, Class B, 5.11%, 08/10/50(b)	380	387,232
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	400,764
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	678,935
Eleven Madison Trust Mortgage Trust, Series 2015- 11MD, Class A, 3.55%, 09/10/35(a)(b)	150	149,462
GS Mortgage Securities Trust
Series 2013-GC13, Class A5, 4.03%, 07/10/46(b)	170	172,201
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	737,483
Series 2015-GC30, Class B, 4.03%, 05/10/50(b)	300	296,665

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust (continued)
Series 2015-GS1, Class A3, 3.73%, 11/10/48	$2,030	$2,046,859
Series 2020-GC47, Class A4, 2.12%, 05/12/53	1,600	1,439,462
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class B, 5.67%, 05/12/45(b)	210	10,823
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	350,245
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(b)	324	326,276
Series 2013-C17, Class A3, 3.93%, 01/15/47	1,144	1,139,715
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,175,346
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,798,530
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,379,752
Series 2016-C1, Class A5, 3.58%, 03/17/49	810	816,106
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46	460	464,679
Series 2013-C9, Class A4, 3.10%, 05/15/46	2,270	2,267,448
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(b)	550	554,414
Series 2015-UBS8, Class A3, 3.54%, 12/15/48	2,879	2,879,519
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	963,332
Series 2020-L4, Class A3, 2.70%, 02/15/53	3,070	2,923,173
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	509,515
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,376,000
Series 2020-C56, Class A5, 2.45%, 06/15/53	1,980	1,850,250
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	458,617
Series 2012-C8, Class AS, 3.66%, 08/15/45	640	640,074
Series 2013-C18, Class A5, 4.16%, 12/15/46(b)	620	629,321
Series 2014-C23, Class A4, 3.65%, 10/15/57	278	279,847
Series 2014-C23, Class AS, 4.21%, 10/15/57(b)	1,140	1,148,937

		52,431,242

Total Non-Agency Mortgage-Backed Securities — 12.7% (Cost: $178,652,646)		173,364,054

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.4%
Federal National Mortgage Association
1.50%, 04/01/37 - 07/01/51	1,616	1,475,862
2.00%, 03/01/52	1,997	1,855,257
2.50%, 03/01/52	1,999	1,909,646

		5,240,765

Collateralized Mortgage Obligations(b) — 5.7%
Fannie Mae Connecticut Avenue Securities
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.91%, 01/25/29	269	279,188
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.46%, 10/25/29	6,711	6,851,847
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 3.11%, 02/25/30	107	107,016
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.96%, 05/25/30	7,424	7,473,055
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 2.71%, 07/25/30	7,291	7,345,896
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.51%, 11/25/49	1,458	1,458,223

12

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 2.16%, 01/25/50	$5,799	$5,792,471
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 4.21%, 08/25/50	341	341,731
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 2.36%, 01/25/50	2,192	2,193,769
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 3.61%, 09/25/50	597	597,210
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.76%, 10/25/48	8,400	8,380,304
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.91%, 03/25/49	7,447	7,456,052
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 2.51%, 07/25/49	4,861	4,860,579
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.41%, 10/25/49	1,721	1,719,232
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.41%, 11/25/48	2,462	2,446,559
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.81%, 02/25/49	7,538	7,537,448
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.51%, 04/25/49	7,450	7,445,600
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 2.31%, 09/25/49	5,211	5,203,243
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 5.11%, 10/25/28	1,165	1,209,460

		78,698,883

Mortgage-Backed Securities — 29.7%
Fannie Mae
3.50%, 01/25/24(b)	755	761,151
Series 2012-M13, Class A2, 2.38%, 05/25/22	115	115,212
Series 2012-M9, Class A2, 2.48%, 04/25/22	153	152,633
Series 2013-M3, Class A2, 2.51%, 11/25/22(b)	2,270	2,270,838
Series 2016-M13, Class A2, 2.50%, 09/25/26(b)	746	736,004
Series 2018-M1, Class A2, 2.99%, 12/25/27(b)	1,418	1,421,950
Series 2018-M7, Class A2, 3.05%, 03/25/28(b)	1,555	1,579,761
Series 2018-M8, Class A2, 3.32%, 06/25/28(b)	3,441	3,549,359
Series 2020-M42, Class A2, 1.27%, 07/25/30	4,980	4,375,848
Fannie Mae Mortgage-Backed Securities
2.50%, 05/17/37	100	98,552
3.00%, 02/01/47	76	75,443
4.00%, 02/01/47 - 02/01/57	1,385	1,436,132
3.50%, 11/01/51	4,027	4,109,271
(12 mo. LIBOR US + 1.44%), 2.19%, 04/01/35(b)	32	32,080
(12 mo. LIBOR US + 1.53%), 1.78%, 05/01/43(b)	19	19,946
(12 mo. LIBOR US + 1.54%), 1.79%, 06/01/43(b)	37	37,666
(12 mo. LIBOR US + 1.71%), 1.96%, 04/01/40(b)	3	3,022
(12 mo. LIBOR US + 1.75%), 2.00%, 08/01/41(b)	24	25,163
(12 mo. LIBOR US + 1.78%), 2.09%, 01/01/42(b)	9	9,520
(12 mo. LIBOR US + 1.81%), 2.24%, 02/01/42(b)	1	1,023
(12 mo. LIBOR US + 1.82%), 2.07%, 09/01/41(b)	22	23,094
(6 mo. LIBOR US + 1.04%), 1.16%, 05/01/33(b)	3	3,239
(6 mo. LIBOR US + 1.36%), 1.70%, 10/01/32(b)	11	10,599
(Update Replacements.xls: ECOFC + 1.25%), 1.59%, 09/01/34(b)	91	93,034
Fannie Mae Mortgage-Backed Security 3.50%, 04/19/36	488	497,638

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Security (continued)
3.00%, 04/18/37	$1,198		$1,206,596
4.00%, 04/18/37	1,066		1,095,107
Federal National Mortgage Association
2.00%, 03/01/52	170		157,549
2.50%, 03/01/52	1,000		955,395
4.50%, 04/21/52	188		194,345
Freddie Mac
Series K031, Class A2, 3.30%, 04/25/23(b)	281		284,024
Series K055, Class A2, 2.67%, 03/25/26	1,590		1,584,207
Series K060, Class A2, 3.30%, 10/25/26	1,190		1,219,052
Series K061, Class A2, 3.35%, 11/25/26(b)	1,590		1,632,249
Series K072, Class A2, 3.44%, 12/25/27	1,190		1,229,927
Series K076, Class A2, 3.90%, 04/25/28	2,390		2,530,009
Series K115, Class A2, 1.38%, 06/25/30	2,840		2,540,985
Freddie Mac Mortgage-Backed Securities
5.00%, 07/01/23 - 03/01/48	424		456,172
4.50%, 05/01/24 - 01/01/49	1,347		1,416,215
4.00%, 10/01/24 - 01/01/49	4,816		5,002,200
3.50%, 04/01/26 - 04/01/49	7,188		7,298,273
2.50%, 02/01/27	540		535,696
3.00%, 05/01/27 - 10/01/47	5,981		5,940,266
6.00%, 11/01/28 - 04/01/38	262		287,659
6.50%, 06/01/29 - 08/01/36	251		284,881
7.50%, 12/01/30	—	(e)	367
5.50%, 05/01/33 - 08/01/38	599		647,338
(1 year CMT + 2.34%), 2.48%, 04/01/32(b)	23		23,287
(12 mo. LIBOR US + 1.50%), 1.75%, 06/01/43(b)	2		2,301
(12 mo. LIBOR US + 1.60%), 2.38%, 08/01/43(b)	10		10,289
(12 mo. LIBOR US + 1.65%), 2.46%, 05/01/43(b)	42		43,148
(12 mo. LIBOR US + 1.73%), 2.00%, 08/01/41(b)	21		22,108
(12 mo. LIBOR US + 1.75%), 2.04%, 04/01/38(b)	48		47,857
(12 mo. LIBOR US + 1.75%), 2.19%, 02/01/40(b)	20		20,749
(12 mo. LIBOR US + 1.79%), 2.04%, 09/01/32(b)	2		1,799
(12 mo. LIBOR US + 1.89%), 2.14%, 07/01/41(b)	16		17,018
(12 mo. LIBOR US + 1.90%), 2.15%, 01/01/42(b)	1		737
(Update Replacements.xls: ECOFC + 1.25%), 1.47%, 11/01/27(b)	47		47,492
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2, 3.42%, 02/25/29	2,935		3,038,625
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class A2, 2.68%, 10/25/22	3,920		3,935,886
Freddie Mac STACR REMIC Trust(a)(b)
Series 2021-DNA1, Class M1, (30 day SOFR + 0.65%), 0.75%, 01/25/51	479		477,826
Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 0.80%, 08/25/33	1,980		1,969,827
Ginnie Mae, 1.50%, 04/21/52	250		228,701
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 07/15/38	56		63,302
7.50%, 08/20/30	2		2,469
6.00%, 01/15/32 - 10/20/38	137		151,429
5.00%, 11/20/33 - 05/20/49	1,223		1,334,744
5.50%, 06/15/34 - 04/20/48	454		505,690
4.50%, 03/15/39 - 08/20/49	2,071		2,173,581
4.00%, 09/15/40 - 09/15/49	5,988		6,205,015
3.50%, 01/15/41 - 04/01/52(f)	13,255		13,490,089
3.00%, 01/20/43 - 04/01/52(f)	15,049		14,954,290
2.50%, 12/20/46 - 04/01/52(f)	17,929		17,403,599

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
2.00%, 08/20/50 - 04/01/52(f)(g)	$21,448	$20,456,755
Uniform Mortgage-Backed Securities
6.00%, 11/01/22 - 09/01/38	572	626,818
4.50%, 04/01/23 - 04/01/52(f)	8,346	8,715,028
5.00%, 01/01/24 - 04/01/49	2,350	2,520,690
4.00%, 06/01/24 - 07/01/49	12,190	12,548,888
3.00%, 12/01/26 - 04/01/52(f)	34,265	33,822,205
2.50%, 09/01/28 - 04/01/52(f)	63,148	60,697,935
7.50%, 09/01/29	2	1,968
6.50%, 12/01/30 - 01/01/36	507	547,103
3.50%, 11/01/31 - 05/01/52(f)	18,149	18,439,221
7.00%, 01/01/32 - 06/01/32	16	18,064
5.50%, 10/01/32 - 01/01/47	2,171	2,367,602
2.00%, 12/01/35 - 04/01/52(f)	104,691	98,290,300
1.50%, 03/01/36 - 04/01/52(f)	24,890	22,967,726

		406,128,851

Total U.S. Government Sponsored Agency Securities — 35.8% (Cost: $504,745,777)		490,068,499

Total Long-Term Investments — 104.6% (Cost: $1,487,407,062)		1,432,486,722

	Shares

Short-Term Securities

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(h)(i)(j)	81,291,213	81,274,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(h)(i)	100,000	100,000

Total Short-Term Securities — 5.9% (Cost: $81,375,607)		81,374,954

Total Investments Before TBA Sale Commitments — 110.5% (Cost: $1,568,782,669)		1,513,861,676

	Par (000)

TBA Sale Commitments(f)

Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities 1.50%, 04/13/22 - 04/18/37	$(1,525)	(1,370,737)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.50%, 04/18/22	$(100)	$(98,824)
3.00%, 04/18/37	(300)	(302,063)
3.50%, 04/13/22	(600)	(601,031)
4.50%, 04/13/52	(900)	(932,625)

Total TBA Sale Commitments — (0.2)% (Proceeds: $(3,345,009))		(3,305,280)

Total Investments, Net of TBA Sale Commitments — 110.3% (Cost: $1,565,437,660)		1,510,556,396

Liabilities in Excess of Other Assets — (10.3)%		(140,841,009)

Net Assets — 100.0%		$1,369,715,387

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Rounds to less than 1,000.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

14

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$67,351,856	$13,998,234	(a)	$—	$(62,529)	$(12,607)	$81,274,954	81,291,213	$35,052	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100,000	18		—

					$(62,529)	$(12,607)	$81,374,954		$35,070		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Bund	458	06/08/22	$80,387	$(4,182,296)
10-Year Australian Treasury Bonds	646	06/15/22	61,268	(2,409,656)
10-Year Canadian Bond	174	06/21/22	18,172	(356,114)
U.S. Long Bond	484	06/21/22	72,676	(1,440,089)
Ultra U.S. Treasury Bond	338	06/21/22	59,826	(2,366,842)
2-Year U.S. Treasury Note	230	06/30/22	48,713	(146,255)
5-Year U.S. Treasury Note	645	06/30/22	73,888	(920,325)

				(11,821,577)

Short Contracts
Euro BTP	25	06/08/22	3,825	176,554
Euro OAT	46	06/08/22	7,710	380,084
10-Year U.S. Treasury Note	817	06/21/22	100,287	2,916,534
10-Year U.S. Ultra Long Treasury Note	142	06/21/22	19,232	671,931
Long Gilt	419	06/28/22	66,727	538,877

				4,683,980

				$(7,137,597)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	1,460,000	USD	1,143,713	Bank of America N.A.	06/15/22	$23,930
USD	299,973	AUD	400,000	Bank of America N.A.	06/15/22	292
USD	908,489	AUD	1,210,000	JPMorgan Chase Bank N.A.	06/15/22	1,954
USD	513,611	EUR	460,000	Morgan Stanley & Co. International PLC	06/15/22	3,362
USD	167,533	HKD	1,310,000	Morgan Stanley & Co. International PLC	06/15/22	131
USD	72,899	HKD	570,000	UBS AG	06/15/22	60
USD	88,268	HKD	690,000	Westpac Banking Corp.	06/15/22	95
USD	83,097	SEK	770,000	Deutsche Bank AG	06/15/22	1,059
USD	136,685	SEK	1,280,000	Deutsche Bank AG	06/15/22	309
USD	80,184	SEK	750,000	JPMorgan Chase Bank N.A.	06/15/22	276
USD	91,414	SEK	850,000	Royal Bank of Canada	06/15/22	852

						32,320

AUD	5,084,110	USD	3,819,925	JPMorgan Chase Bank N.A.	06/15/22	(10,900)
EUR	2,781,058	USD	3,095,568	Deutsche Bank AG	06/15/22	(10,713)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	302,942	AUD	410,000	Deutsche Bank AG	06/15/22	$(4,231)
USD	866,511	AUD	1,160,000	Deutsche Bank AG	06/15/22	(2,564)
USD	227,433	AUD	310,000	Morgan Stanley & Co. International PLC	06/15/22	(4,819)
USD	295,522	AUD	410,000	Morgan Stanley & Co. International PLC	06/15/22	(11,650)
USD	1,327,446	AUD	1,830,000	Morgan Stanley & Co. International PLC	06/15/22	(43,594)
USD	74,353	AUD	100,000	Royal Bank of Canada	06/15/22	(568)
USD	326,369	AUD	450,000	Royal Bank of Canada	06/15/22	(10,772)
USD	77,252	EUR	70,000	Deutsche Bank AG	06/15/22	(395)
USD	319,224	EUR	290,000	Deutsche Bank AG	06/15/22	(2,455)
USD	343,136	EUR	310,000	Deutsche Bank AG	06/15/22	(727)
USD	187,624	EUR	170,000	HSBC Bank USA N.A.	06/15/22	(947)
USD	977,954	EUR	890,000	Morgan Stanley & Co. International PLC	06/15/22	(9,267)
USD	507,467	EUR	460,000	Westpac Banking Corp.	06/15/22	(2,782)
USD	661,330	EUR	600,000	Westpac Banking Corp.	06/15/22	(4,212)
USD	78,110	GBP	60,000	Bank of America N.A.	06/15/22	(687)
USD	78,722	GBP	60,000	Barclays Bank PLC	06/15/22	(74)
USD	827,080	GBP	630,000	The Bank of New York Mellon	06/15/22	(280)
USD	75,376	SEK	710,000	Bank of America N.A.	06/15/22	(269)
USD	121,094	SEK	1,170,000	Bank of America N.A.	06/15/22	(3,562)
USD	410,185	SEK	3,950,000	Bank of America N.A.	06/15/22	(10,662)
USD	137,225	SEK	1,310,000	HSBC Bank USA N.A.	06/15/22	(2,347)
USD	91,917	SEK	870,000	Morgan Stanley & Co. International PLC	06/15/22	(776)
USD	122,895	SEK	1,160,000	Westpac Banking Corp.	06/15/22	(696)

						(139,949)

						$(107,629)

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Master Portfolio		Received by the Master Portfolio					Notional Amount (000)
Rate	Frequency	Rate	Frequency

6-Month EURIBOR, (0.38%)	Semi-Annual	0.14%	Annual	06/08/22	(a)	06/08/24	EUR	221,940	$(2,682,253)	$44,021	$(2,726,274)
1-Day SONIA, 0.69%	Annual	1.78%	Annual	06/08/22	(a)	06/08/24	GBP	149,555	(1,345,350)	19,829	(1,365,179)
6-Month EURIBOR, (0.38%)	Semi-Annual	0.26%	Annual	06/15/22	(a)	06/15/25	EUR	25,500	(548,942)	(34,807)	(514,135)
6-Month EURIBOR, (0.38%)	Semi-Annual	0.61%	Annual	06/15/22	(a)	06/15/25	EUR	6,095	(59,850)	(27,630)	(32,220)
1-Day SOFR, 0.33%	Annual	1.61%	Annual	06/15/22	(a)	06/15/25	USD	4,800	(122,365)	179	(122,544)
1.69%	Annual	1-Day SONIA, 0.69%	Annual	06/15/22	(a)	06/15/25	GBP	23,740	350,069	124,178	225,891
3-Month BBR, 0.23%	Quarterly	2.01%	Quarterly	06/15/22	(a)	06/15/25	AUD	27,560	(486,323)	199	(486,522)
2.10%	Semi-Annual	3-Month Canada Bank Acceptance, 1.35%	Semi-Annual	06/15/22	(a)	06/15/25	CAD	40,790	784,106	589	783,517
0.18%	Annual	1-Day FEDL, 0.33%	Annual	N/A		10/20/25	USD	2,500	181,614	—	181,614
1-Day SOFR, 0.33%	Annual	0.18%	Annual	N/A		10/20/25	USD	2,500	(184,714)	—	(184,714)
1.51%	Annual	1-Day SOFR, 0.33%	Annual	05/05/22	(a)	05/05/27	USD	41,490	1,505,930	124,048	1,381,882
1.71%	Annual	1-Day SOFR, 0.33%	Annual	05/12/22	(a)	05/12/27	USD	45,460	1,218,362	219,056	999,306
0.47%	Annual	6-Month EURIBOR, (0.38%)	Semi-Annual	06/08/22	(a)	06/08/27	EUR	273,330	8,475,865	(150,659)	8,626,524
1.55%	Annual	1-Day SONIA, 0.69%	Annual	06/08/22	(a)	06/08/27	GBP	159,730	3,498,018	(103,072)	3,601,090
1.82%	Annual	1-Day SOFR, 0.33%	Annual	06/08/22	(a)	06/08/27	USD	42,465	952,860	883,971	68,889
1.94%	Semi-Annual	1-Day SORA, 0.61%	Semi-Annual	06/15/22	(a)	06/15/27	SGD	1,130	10,726	9	10,717
8.38%	Monthly	1-Month MXIBOR, 6.72%	Monthly	09/21/22	(a)	09/15/27	MXN	80,820	111	35	76
8.86%	Monthly	1-Month MXIBOR, 6.72%	Monthly	09/21/22	(a)	09/15/27	MXN	14,810	(14,150)	7	(14,157)
8.86%	Monthly	1-Month MXIBOR, 6.72%	Monthly	09/21/22	(a)	09/15/27	MXN	19,040	(18,383)	9	(18,392)
6-Month EURIBOR, (0.38%)	Semi-Annual	0.65%	Annual	09/21/22	(a)	09/21/27	EUR	11,870	(312,547)	5,521	(318,068)
6-Month EURIBOR, (0.38%)	Semi-Annual	0.88%	Annual	09/21/22	(a)	09/21/27	EUR	1,550	(21,718)	19	(21,737)
6-Month EURIBOR, (0.38%)	Semi-Annual	0.91%	Annual	09/21/22	(a)	09/21/27	EUR	930	(11,696)	11	(11,707)
6-Month EURIBOR, (0.38%)	Semi-Annual	0.98%	Annual	09/21/22	(a)	09/21/27	EUR	570	(4,883)	(1,788)	(3,095)
6-Month EURIBOR, (0.38%)	Semi-Annual	1.02%	Annual	09/21/22	(a)	09/21/27	EUR	1,360	(9,077)	2,326	(11,403)
6-Month EURIBOR, (0.38%)	Semi-Annual	1.05%	Annual	09/21/22	(a)	09/21/27	EUR	1,670	(8,267)	(4,034)	(4,233)
6-Month EURIBOR, (0.38%)	Semi-Annual	1.30%	Annual	09/21/22	(a)	09/21/27	EUR	640	5,727	8	5,719
3-Month STIBOR, 0.04%	Quarterly	1.33%	Annual	09/21/22	(a)	09/21/27	SEK	268,260	(907,197)	(15,742)	(891,455)

16

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Master Portfolio		Received by the Master Portfolio					Notional Amount (000)
Rate	Frequency	Rate	Frequency

1.69%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	2,700	$81,937	$30	$81,907
1.77%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	1,720	45,784	19	45,765
1.77%	Annual	1-Day SONIA, 0.69%	Annual	09/21/22	(a)	09/21/27	GBP	850	7,640	120	7,520
3-Month STIBOR, 0.04%	Quarterly	1.80%	Annual	09/21/22	(a)	09/21/27	SEK	9,450	(9,498)	(380)	(9,118)
1.81%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	1,180	29,417	13	29,404
1.83%	Annual	1-Day SONIA, 0.69%	Annual	09/21/22	(a)	09/21/27	GBP	580	3,221	8	3,213
1.86%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	2,080	47,074	23	47,051
1.89%	Annual	1-Day SONIA, 0.69%	Annual	09/21/22	(a)	09/21/27	GBP	1,050	1,826	16	1,810
3-Month STIBOR, 0.04%	Quarterly	1.91%	Annual	09/21/22	(a)	09/21/27	SEK	6,380	(2,830)	8	(2,838)
1.98%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	1,430	24,416	16	24,400
3-Month HIBOR, 1.55%	Quarterly	2.06%	Quarterly	09/21/22	(a)	09/21/27	HKD	24,587	(64,692)	35	(64,727)
3-Month HIBOR, 1.55%	Quarterly	2.07%	Quarterly	09/21/22	(a)	09/21/27	HKD	31,235	(79,839)	45	(79,884)
2.10%	Semi-Annual	3-Month Canada Bank Acceptance, 1.35%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	11,980	368,150	53,144	315,006
2.17%	Semi-Annual	1-Day SORA, 0.61%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	1,710	6,258	14	6,244
2.20%	Semi-Annual	1-Day SORA, 0.61%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	1,090	2,754	9	2,745
2.22%	Semi-Annual	3-Month Canada Bank Acceptance, 1.35%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	13,410	352,152	18,042	334,110
2.28%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	1,630	4,781	18	4,763
3-Month HIBOR, 1.55%	Quarterly	2.30%	Quarterly	09/21/22	(a)	09/21/27	HKD	6,280	(7,332)	9	(7,341)
3-Month HIBOR, 1.55%	Quarterly	2.30%	Quarterly	09/21/22	(a)	09/21/27	HKD	3,932	(4,661)	6	(4,667)
3-Month HIBOR, 1.55%	Quarterly	2.31%	Quarterly	09/21/22	(a)	09/21/27	HKD	5,898	(6,620)	8	(6,628)
2.34%	Annual	1-Day SOFR, 0.33%	Annual	09/21/22	(a)	09/21/27	USD	930	(64)	10	(74)
2.37%	Semi-Annual	1-Day SORA, 0.61%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	1,560	(5,550)	13	(5,563)
3-Month HIBOR, 1.55%	Quarterly	2.48%	Quarterly	09/21/22	(a)	09/21/27	HKD	10,790	(922)	15	(937)
3-Month HIBOR, 1.55%	Quarterly	2.54%	Quarterly	09/21/22	(a)	09/21/27	HKD	6,810	2,018	10	2,008
6-Month BBSW, 0.23%	Semi-Annual	2.62%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	1,650	(33,656)	13	(33,669)
6-Month BBSW, 0.23%	Semi-Annual	2.66%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	1,760	(33,423)	14	(33,437)
6-Month BBSW, 0.23%	Semi-Annual	2.67%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	5,020	(94,641)	41	(94,682)
6-Month BBSW, 0.23%	Semi-Annual	2.71%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	1,570	(27,173)	13	(27,186)
2.83%	Semi-Annual	3-Month Canada Bank Acceptance, 1.35%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	1,250	4,656	11	4,645
2.85%	Semi-Annual	3-Month Canada Bank Acceptance, 1.35%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	2,220	6,379	20	6,359
2.89%	Semi-Annual	3-Month Canada Bank Acceptance, 1.35%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	860	1,293	8	1,285
6-Month BBSW, 0.23%	Semi-Annual	2.96%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	1,060	(9,485)	9	(9,494)
6-Month BBSW, 0.23%	Semi-Annual	2.99%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	1,210	(9,623)	10	(9,633)
6-Month BBSW, 0.23%	Semi-Annual	3.07%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	1,660	(8,643)	14	(8,657)
6-Month BBSW, 0.23%	Semi-Annual	3.24%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	870	585	7	578
4.85%	Annual	6-Month WIBOR, 4.95%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	50,070	136,282	106	136,176
5.13%	Annual	6-Month WIBOR, 4.95%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	4,310	(283)	9	(292)
3-Month JIBAR, 4.37%	Quarterly	7.40%	Quarterly	09/21/22	(a)	09/21/27	ZAR	14,240	849	9	840
3-Month JIBAR, 4.37%	Quarterly	7.52%	Quarterly	09/21/22	(a)	09/21/27	ZAR	15,050	5,969	9	5,960
3-Month JIBAR, 4.37%	Quarterly	7.56%	Quarterly	09/21/22	(a)	09/21/27	ZAR	10,230	5,135	7	5,128
3-Month JIBAR, 4.37%	Quarterly	7.62%	Quarterly	09/21/22	(a)	09/21/27	ZAR	15,280	10,137	9	10,128
3-Month JIBAR, 4.37%	Quarterly	7.63%	Quarterly	09/21/22	(a)	09/21/27	ZAR	7,590	5,355	5	5,350
3-Month JIBAR, 4.37%	Quarterly	7.68%	Quarterly	09/21/22	(a)	09/21/27	ZAR	7,590	6,314	5	6,309
1-Day SOFR, 0.33%	Annual	0.54%	Annual	N/A		10/20/30	USD	1,250	(153,020)	—	(153,020)
0.55%	Annual	1-Day FEDL, 0.33%	Annual	N/A		10/20/30	USD	1,250	151,170	—	151,170
1-Day SOFR, 0.33%	Annual	1.62%	Annual	05/05/22	(a)	05/05/32	USD	13,535	(630,740)	(735,313)	104,573
1.67%	Annual	1-Day SOFR, 0.33%	Annual	05/06/22	(a)	05/06/32	USD	12,000	497,656	76,827	420,829
1-Day SOFR, 0.33%	Annual	1.78%	Annual	05/12/22	(a)	05/12/32	USD	235	(7,468)	(9,388)	1,920
6-Month EURIBOR, (0.38%)	Semi-Annual	0.76%	Annual	06/08/22	(a)	06/08/32	EUR	176,710	(8,798,067)	129,782	(8,927,849)
1-Day SONIA, 0.69%	Annual	1.35%	Annual	06/08/22	(a)	06/08/32	GBP	21,090	(796,279)	(94,579)	(701,700)
1-Day SOFR, 0.33%	Annual	1.85%	Annual	06/08/22	(a)	06/08/32	USD	22,215	(595,993)	(781,304)	185,311
1.58%	Annual	1-Day SOFR, 0.33%	Annual	06/09/22	(a)	06/09/32	USD	70,520	3,613,446	13,164	3,600,282
0.74%	Annual	1-Day SOFR, 0.33%	Annual	N/A		10/20/35	USD	500	79,879	—	79,879
1-Day FEDL, 0.33%	Annual	0.78%	Annual	N/A		10/20/35	USD	500	(77,058)	—	(77,058)
0.84%	Annual	1-Day SOFR, 0.33%	Annual	N/A		10/20/40	USD	1,000	192,118	—	192,118
1-Day FEDL, 0.33%	Annual	0.90%	Annual	N/A		10/20/40	USD	1,000	(182,345)	—	(182,345)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

										Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)
Rate	Frequency	Rate	Frequency						Value

0.90%	Annual	1-Day SOFR, 0.33%	Annual	N/A		10/20/50	USD	500	$117,265	$—	$117,265
1-Day FEDL, 0.33%	Annual	0.98%	Annual	N/A		10/20/50	USD	500	(108,216)	—	(108,216)
1-Day SOFR, 0.33%	Annual	1.66%	Annual	05/05/22	(a)	05/05/52	USD	3,398	(253,005)	(42,580)	(210,425)
1-Day SOFR, 0.33%	Annual	1.71%	Annual	05/06/22	(a)	05/06/52	USD	5,052	(323,266)	(54,947)	(268,319)
1-Day SOFR, 0.33%	Annual	1.78%	Annual	05/12/22	(a)	05/12/52	USD	10,230	(495,186)	(190,150)	(305,036)
0.67%	Annual	6-Month EURIBOR, (0.38%)	Semi-Annual	06/08/22	(a)	06/08/52	EUR	28,300	2,865,002	(71,599)	2,936,601
1-Day SONIA, 0.69%	Annual	1.19%	Annual	06/08/22	(a)	06/08/52	GBP	10,890	(850,173)	27,729	(877,902)
1-Day SOFR, 0.33%	Annual	1.59%	Annual	06/09/22	(a)	06/09/52	USD	27,790	(2,569,171)	50,865	(2,620,036)

									$2,683,669	$(523,640)	$3,207,309

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

								Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)
Reference	Frequency	Rate	Frequency				Value

2.07%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Monthly	02/15/32	EUR	2,635	$223,200	$62		$223,138
4.49%	Monthly	UK Retail Price Index All Items	Monthly	02/15/32	GBP	3,015	74,770	85		74,685
2.68%	Monthly	US CPI for All Urban Consumers	Monthly	02/24/32	USD	8,025	316,888	167		316,721

							$614,858	$314		$614,544

OTC Interest Rate Swaps

											Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation )
Paid by the Master Portfolio		Received by the Master Portfolio			Effective Date	(a)	Termination Date	Notional Amount (000)
Rate	Frequency	Rate	Frequency	Counterparty						Value

3-Month KRW CDC, 1.51%	Quarterly	2.76%	Quarterly	BNP Paribas SA	09/21/22		09/21/27	KRW	1,700,520	$(4,007)	$—		$(4,007)
3-Month KRW CDC, 1.51%	Quarterly	2.80%	Quarterly	BNP Paribas SA	09/21/22		09/21/27	KRW	613,861	(489)	—		(489)
3-Month KRW CDC, 1.51%	Quarterly	2.83%	Quarterly	Bank of America N.A.	09/21/22		09/21/27	KRW	1,659,699	748	—		748
3-Month KRW CDC, 1.51%	Quarterly	2.92%	Quarterly	Citibank N.A.	09/21/22		09/21/27	KRW	1,106,665	4,295	—		4,295
3-Month KRW CDC, 1.51%	Quarterly	2.92%	Quarterly	Bank of America N.A.	09/21/22		09/21/27	KRW	1,106,665	4,596	—		4,596

										$5,143	$—		$5,143

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

18

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$153,134,235	$—	$153,134,235
Common Stocks	—	—	1	1
Corporate Bonds	—	599,255,455	—	599,255,455
Foreign Agency Obligations	—	6,114,032	—	6,114,032
Municipal Bonds	—	10,550,446	—	10,550,446
Non-Agency Mortgage-Backed Securities	—	173,364,054	—	173,364,054
U.S. Government Sponsored Agency Securities	—	490,068,499	—	490,068,499
Short-Term Securities
Money Market Funds	81,374,954	—	—	81,374,954
Liabilities
Investments
TBA Sale Commitments	—	(3,305,280)	—	(3,305,280)

	$81,374,954	$1,429,181,441	$1	$1,510,556,396

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts.	$—	$32,320	$—	$32,320
Interest Rate Contracts	4,683,980	24,773,516	—	29,457,496
Other Contracts	—	614,544	—	614,544
Liabilities
Foreign Currency Exchange Contracts	—	(139,949)	—	(139,949)
Interest Rate Contracts	(11,821,577)	(21,561,064)	—	(33,382,641)

	$(7,137,597)	$3,719,367	$—	$(3,418,230)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

Currency Abbreviation (continued)

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAB	Build America Bond

BBR	Bank Bill Rate

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2022	Advantage CoreAlpha Bond Master Portfolio

Portfolio Abbreviation (continued)

BBSW	Bank Bill Swap Rate

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

EURIBOR	Euro Interbank Offered Rate

FEDL	Fed Funds Effective Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

20